Ordinary shares, share premium, and other equity	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Called up share capital

The notes included in this section focus on the Barclays Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Group maintains sufficient capital to meet our regulatory requirements refer to page 141.

29 Ordinary shares, share premium, and other equity

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Otherequity instruments
	m	£m	£m	£m	£m
As at 1 January 2018	17,060	4,265	17,780	22,045	8,941
Issued to staff under share incentive plans	30	7	44	51	-
Issuances relating to Scrip Dividend Programme	43	11	77	88	-
AT1 securities issuance	-	-	-	-	1,925
AT1 securities redemption	-	-	-	-	(1,233)
Capital reorganisation	-	-	(17,873)	(17,873)	-
Other movements	-	-	-	-	(1)
As at 31 December 2018	17,133	4,283	28	4,311	9,632

As at 1 January 2017	16,963	4,241	17,601	21,842	6,449
Issued to staff under share incentive plans	46	12	74	86	-
Issuances relating to Scrip Dividend Programme	51	12	105	117	-
AT1 securities issuance	-	-	-	-	2,490
Other movements	-	-	-	-	2
As at 31 December 2017	17,060	4,265	17,780	22,045	8,941

Called up share capital

Called up share capital comprises 17,133m (2017: 17,060m) ordinary shares of 25p each.

Share repurchase

At the 2018 AGM on 1 May 2018, Barclays PLC was authorised to repurchase up to an aggregate of 1,706m of its ordinary shares of 25p. The authorisation is effective until the AGM in 2019 or the close of business on 30 June 2019, whichever is the earlier. No share repurchases were made during either 2018 or 2017.

Capital reorganisation

On 11 September 2018, the High Court of Justice in England and Wales confirmed the cancellation of the share premium account of Barclays PLC, with the balance of £17,873m credited to retained earnings.

Other equity instruments

Other equity instruments of £9,632m (2017: £8,941m) include AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under CRD IV.

In 2018, there was one issuance of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities (2017: two issuances), with principal amount totalling $2.5bn (2017: £2.5bn). There was also one redemption in 2018 (2017: none), with principal amount totalling $2bn.

AT1 equity instruments
		2018	2017
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
8.25% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2018	-	1,233
7.0% Perpetual Subordinated Contingent Convertible Securities	2019	695	695
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)	2019	711	711
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)	2019	856	856
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	830	830
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	995	995
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,131	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	1,245	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	-
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,245
Total AT1 equity instruments		9,632	8,941

The principal terms of the AT1 securities are described below:

  AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities.
  AT1 securities bear a fixed rate of interest until the initial call date. After the initial call date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.
  Interest on the AT1 securities will be due and payable only at the sole discretion of Barclays PLC, and Barclays PLC has sole and absolute discretion at all times and for any reason to cancel (in whole or in part) any interest payment that would otherwise be payable on any interest payment date.
  AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole but not in part at the initial call date, or on any fifth anniversary after the initial call date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.

All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays Group fall below 7%.